Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Trade and other receivables [abstract]
Trade receivables	$ 2,403	$ 1,857
Loans to equity accounted investments	33	13
Other receivables	1,339	1,406
Total	3,775	3,276
Current	3,462	3,096
Non-current	$ 313	$ 180